Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 13. Income Taxes

(in thousands)

Income tax expense consists of the following:

	2023	2022	2021
Current payable
Federal	$73	$993	$525
State	215	487	340
	288	1,480	865

Deferred tax (benefit) expense	(362)	401	566

Income tax (benefit) expense	$(74)	$1,881	$1,431

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2023	2022	2021
Federal taxes based on statutory rate	$374	$2,415	$1,874
State income taxes, net of federal benefit	159	384	336
Tax-exempt investment interest	(543)	(836)	(593)
Income related to bank-owned life insurance	(165)	(159)	(218)
Other, net	101	77	32

Income tax (benefit) expense	$(74)	$1,881	$1,431

At December 31, 2023 and December 31, 2022, net deferred tax assets consisted of the following:

	2023	2022
Deferred tax assets
ACL	$1,854	$1,313
Deferred compensation liability	2,503	2,491
Other real estate owned	251	261
Unrealized loss on securities available-for-sale	25,146	27,617
Other	488	51
Total	30,242	31,733
Deferred tax liabilities
Premises and equipment	1,941	1,908
Core deposit intangible	75	102
Other	218	147
Total	2,234	2,159
Net deferred tax asset	$28,008	$29,574

The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2023, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2023, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2021 through 2023. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2021 through 2023.

The Company acquired federal net operating losses as part of an acquisition, with varying expiration periods. The federal net operating losses (“NOLs”) acquired were $2,302. The Company utilized the remaining $447 of the NOLs in 2022. No NOLs remained in 2023.